Other Receivables (Details) - Schedule of other receivables - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Schedule of other receivables [Abstract]
Security deposits for rents	$ 344,680	$ 516,960
Employee advances	1,933	2,080
Others	6,054	6,456
Subtotal	352,667	523,085
Less: Long-term security deposits	(234,819)	(422,783)
Total other receivables	$ 117,848	$ 100,302